INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Net operating loss carry forwards	$ 7,800	$ 6,821
Other	500	331
Deferred tax assets, before valuation allowance	8,300	7,152
Valuation allowance	(6,254)	(4,113)
Total deferred tax assets, net of valuation allowance	2,046	3,039
Intangible assets	(5,248)	(2,281)
Deferred revenues		(427)
Capitalized software development costs	(148)	(85)
Total deferred tax liabilities	(5,396)	(2,793)
Deferred tax asset (liability), net	(3,350)	246
Current deferred tax asset, net	360	258
Deferred tax liabilities, net	(971)
Non-current deferred tax asset, net	140
Long-term deferred tax liability, net	$ (2,879)	$ (12)